Employee Benefit Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Employee Benefit Plan
Defined contribution plan, employer matching contribution, percent of match	50.00%
Defined contribution plan, employer matching contribution, percent of employees' gross pay	6.00%
Defined contribution plan, cost	$ 1.0	$ 0.5